Employee Benefits - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Employee benefits, mandatory contributions to defined contribution retirement plans for full time employees	¥ 122,064	¥ 79,651	¥ 37,490